[LOGO]

[THE HARTFORD]

May 4, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:                              Hartford Life and Annuity Insurance Company

Separate Account Seven (“Registrant”)

Hartford Leaders Edge Series IV

File No. 333-148555

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on May 1, 2009.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
Senior Legal Specialist